Employees and directors (Tables)	12 Months Ended
Oct. 31, 2020
Employees and directors [Abstract]
Staff Costs
Staff costs

	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	$m	$m	$m
Staff costs
Wages and salaries	1,187.3	1,204.4	1,819.2
Redundancy and termination costs (non-exceptional)	1.0	0.5	2.1
Social security costs	97.5	93.6	159.0
Other pension costs	41.6	41.7	50.4
	1,327.4	1,340.2	2,030.7
Cost of employee share schemes (Share-based payments section below)	17.0	68.8	64.3
Total	1,344.4	1,409.0	2,095.0

Pension Costs
		12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	Note	$m	$m	$m
Pension costs comprise:
Defined benefit schemes	22	10.4	9.0	7.1
Defined contribution schemes	22	31.2	32.7	43.3
Total		41.6	41.7	50.4

Average Monthly Number of People Employed by the Group
	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	Number	Number	Number
Average monthly number of people
(including executive directors) employed by the Group:

Continuing operations
Sales and distribution	5,066	5,413	5,860
Research and development	5,091	5,056	4,323
General and administration	1,937	1,991	1,378
	12,094	12,460	11,561

Discontinued operation
Sales and distribution	-	164	515
Research and development	-	170	629
General and administration	-	3	8
	-	337	1,152

Total
Sales and distribution	5,066	5,577	6,375
Research and development	5,091	5,226	4,952
General and administration	1,937	1,994	1,386
Total	12,094	12,797	12,713

Directors
	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	$m	$m	$m
Directors
Aggregate emoluments	4.1	3.7	14.6
Aggregate gains made on the exercise of share options	0.3	79.7	77.7
Company contributions to money purchase pension scheme	-	-	0.7
Total	4.4	83.4	93.0

Key Management Compensation
	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	$m	$m	$m
Key management compensation
Short-term employee benefits	12.4	9.5	25.9
Share based payments	2.2	25.3	44.5
Total	14.6	34.8	70.4

Share-based Payment
	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	$m	$m	$m
Share-based compensation – IFRS 2 charge	18.3	62.0	70.9
Employer taxes	(1.3)	6.8	(6.6)
Continuing operations	17.0	68.8	64.3
Discontinued operation	-	2.5	-
Total	17.0	71.3	64.3

Incentive Plan 2005 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Exercise Prices of Share Options
	12 months ended October 31, 2020		12 months ended October 31, 2019
	Number of awards	Weighted average exercise price of awards	Number of awards	Weighted average exercise price of awards
	‘000	pence	‘000	pence
Outstanding at November 1	9,227	6	5,620	14
Exercised	(734)	1	(3,410)	17
Forfeited/lapsed	(2,100)	22	(545)	27
Granted	7,829	-	7,562	-
Outstanding at October 31	14,222	-	9,227	6
Exercisable at October 31	938	4	1,416	34

Weighted Average Remaining Contractual Life of Outstanding Share Options
	October 31, 2020			October 31, 2019
	Weighted average exercise price	Number of awards	Weighted average remaining contractual life	Weighted average exercise price	Number of awards	Weighted average remaining contractual life
Range of exercise prices	pence	‘000	years	pence	‘000	years
£0.10 or less	-	14,104	17.2	1	8,982	3.4
£0.11 – £1.00	13	118	2.8	13	137	3.7
£1.01 – £2.00	-	-	-	-	-	-
£2.01 – £3.00	-	-	-	-	-	-
£3.01 - £4.00	-	-	-	-	-	-
More than £4.00	-	-	-	402	108	0.7
	-	14,222	17.1	6	9,227	3.4

Unvested Awards Granted are Subject to Vesting Conditions
Unvested awards granted are subject to the following vesting conditions of either:

Performance criteria	Unvested options Number ‘000	Description
Free cash flow/ Relative TSR growth	4,601	Awards made with a free cash flow target and relative TSR target over a three-year period.

Continued employment	3,528	Awards under a continuing employment criteria over a two or three-year period.

Adjusted EBITDA growth	2,609	Awards made with Adjusted EBITDA growth targets over a two-year period.

Cumulative Earnings per share (“EPS”) growth	1,862
EPS for these awards is defined as Diluted Adjusted EPS. Where the cumulative EPS growth over a three or four-year period is at least equal to RPI plus 3% per annum 25% of awards will vest, with full vesting achieved when the cumulative EPS growth is RPI plus 9% per annum. Straight-line vesting will apply between these points.

Other	684	Various other vesting conditions
	13,284

Disclosure of Significant Input of Share Based Payments
The significant inputs into the model for the 12 months ended October 31, 2020 were:

	12 months ended October 31, 2020	12 months ended October 31, 2019
Weighted average share price at the grant date	£2.50	£16.44
Expected volatility	72.85%	between 48.91% and 49.68%
Expected dividend yield	23.76%	between 4.78% and 5.87%
Expected option life	2 years	0.76 to four years
Annual risk-free interest rate	0.17%	between 0.49% and 1.38%

Additional Share Grants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Exercise Prices of Share Options
	12 months ended October 31, 2020				12 months ended October 31, 2019
	Number of Options				Number of Options
	TAG ASGs	HPE Software ASGs	Total	Weighted average exercise price	TAG ASGs	HPE Software ASGs	Total	Weighted average exercise price
	‘000	‘000	‘000	pence	‘000	‘000	‘000	pence

Outstanding at November 1	461	3,215	3,676	-	3,062	7,427	10,489	-
Granted	-	-	-	-	-	458	458	-
Exercised	(15)	-	(15)	-	(2,601)	-	(2,601)	-
Surrendered	-	(2,385)	(2,385)	-	-	-	-	-
Lapsed	-	(830)	(830)	-	-	(4,670)	(4,670)	-
Outstanding at October 31	446	-	446	-	461	3,215	3,676	-
Exercisable at October 31	446	-	446	-	461	-	461	-

Weighted Average Remaining Contractual Life of Outstanding Share Options
	October 31, 2020			October 31, 2019
Range of exercise prices	Weighted average exercise price pence	Number of options ‘000	Weighted average remaining contractual life (years)	Weighted average exercise price pence	Number of options ‘000	Weighted average remaining contractual life (years)

£0.00	-	446	4.1	-	3,676	7.3
	-	446	4.1	-	3,676	7.3

Sharesave Plan and Employee Stock Purchase Plan 2006 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Exercise Prices of Share Options
Further Sharesave and ESPP grants were made during the 12 months to October 31, 2020.

Sharesave

	12 months ended October 31, 2020		12 months ended October 31, 2019
	Number	Weighted	Number	Weighted
	of	average	of	average
	options	exercise price	options	exercise price
	‘000	pence	‘000	pence
Outstanding at November 1	438	1,221	496	1,185
Exercised	-	1,023	(81)	1,171
Forfeited	(912)	855	(102)	1,297
Granted	2,409	338	125	1,374
Outstanding at October 31	1,935	293	438	1,221
Exercisable at October 31	-	-	62	1,461

Number of options ‘000	Date of grant	Exercise price per share pence	Exercise period
8	February 23, 2018	1,720.0	April 1, 2021 – September 30, 2021
1	February 23, 2018	1,963.0	April 1, 2021 – September 30, 2021
33	August 3, 2018	1,023.0	October 1, 2021 – March 31, 2022
1	August 3, 2018	1,159.0	October 1, 2021 – March 31, 2022
10	March 7, 2019	1,344.0	April 1, 2022 – September 30, 2022
1	March 7, 2019	1,533.0	April 1, 2022 – September 30, 2022
2	August 5, 2019	1,411.0	October 1, 2021 – March 31, 2023
7	August 5, 2019	1,574.3	October 1, 2021 – August 4, 2022
83	March 5, 2020	617.7	April 1, 2023 – September 30, 2023
8	March 5, 2020	728.2	April 1, 2023 – September 30, 2023
1,680	August 21, 2020	241.3	October 1, 2023 – March 31, 2024
101	August 21, 2020	241.1	October 1, 2023 – March 31, 2024
1,935

 c) Sharesave and Employee Stock Purchase Plan 2006

ESPP
	12 months ended October 31, 2020		12 months ended October 31, 2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	‘000	‘000	‘000	pence
Outstanding at November 1	1,192	1,182	800	1,047
Exercised	(1,472)	1,027	(17)	1,114
Forfeited	(423)	1,082	(44)	1,440
Granted	2,958	660	453	1,444
Outstanding at October 31	2,255	617	1,192	1,182
Exercisable at October 31	-	-	-	-

Number of options ‘000	Date of grant	Exercise price per share pence	Exercise period
244	March 1, 2019	1,428.0	March 1, 2021 – May 31, 2021
209	October 1, 2019	1,462.8	October 1, 2021 – December 31, 2021
689	March 1, 2020	635.9	March 1, 2022 – May 31, 2022
1,113	October 1, 2020	270.2	October 1, 2022 – December 31, 2022
2,255

Disclosure of Significant Input of Share Based Payments
The significant inputs into the model for the 12 months ended October 31, 2020 were:

	12 months ended October 31, 2020	12 months ended October 31, 2019
Weighted average share price at the grant date	£4.38	£17.56
Expected volatility	between 57.72% and 72.37%	between 49.06% and 49.68%
Expected dividend yield	between 8.22% and 16.11%	between 4.63% and 5.87%
Expected option life	two or three years	two or three years
Annual risk-free interest rate	between 0.20% and 0.52%	between 0.49% and 1.16%